Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ (13,386)	$ (532)	$ 4,082
Deferred	1,224	(885)	881
Income tax (expense) recovery	$ (12,162)	$ (1,417)	$ 4,963